Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 147,114	$ 149,709	$ 159,618	$ 164,824	$ 169,436	$ 171,826	$ 167,582	$ 162,622	$ 621,265	$ 671,466	$ 607,083
Interest expense	32,281	32,331	42,006	45,139	49,264	50,160	47,512	43,470	151,757	190,406	134,944
Net interest income	114,833	117,378	117,612	119,685	120,172	121,666	120,070	119,152	469,508	481,060	472,139
Provision (release) for credit losses	6,500	10,800	8,200	(3,750)	(1,900)	0	750	(500)	21,750	(1,650)	(5,450)
Other operating income (including REO gain (loss), net)	12,169	13,055	16,272	45,490	15,786	14,395	13,618	19,329
Other operating expense	78,166	75,323	79,433	82,636	72,526	70,898	67,967	71,672	315,558	283,063	264,322
Income before income taxes	42,336	44,310	46,251	86,289	65,332	65,163	64,971	67,309	219,186	262,775	257,243
Income tax expense	7,993	9,458	9,874	18,423	12,970	11,309	13,873	14,367	45,748	52,519	53,393
Net income	$ 34,343	$ 34,852	$ 36,377	$ 67,866	$ 52,362	$ 53,854	$ 51,098	$ 52,942	$ 173,438	$ 210,256	$ 203,850
Basic earnings per share (in dollars per share)	$ 0.45	$ 0.46	$ 0.49	$ 0.84	$ 0.66	$ 0.67	$ 0.63	$ 0.65	$ 2.26	$ 2.61	$ 2.40
Diluted earnings per share (in dollars per share)	0.45	0.46	0.49	0.84	0.66	0.67	0.63	0.65	2.26	2.61	2.40
Cash dividends per share (in dollars per share)	$ 0.22	$ 0.22	$ 0.22	$ 0.21	$ 0.21	$ 0.20	$ 0.20	$ 0.18	$ 0.87	$ 0.79	$ 0.67